Nasdaq Equity Premium Yield ETF Investment Objectives and Goals - Nasdaq Equity Premium Yield ETF	Mar. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: ROCQ
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to deliver current yield while maintaining prospects for capital appreciation and total return.